Supplement to the
Fidelity's California Municipal Money Market Funds
April 28, 2007
Prospectus

Fidelity California AMT Tax-Free Money Market Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 11.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, each fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for each fund's portfolio instruments are open, and each fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CMS-08-01 February 15, 2008
1.479535.124

Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Institutional Class
April 17, 2007
Prospectus

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CAM-08-01 February 15, 2008
1.857353.101

Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Service Class
April 17, 2007
Prospectus

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CAMS-08-01 February 15, 2008
1.857352.101